UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Templeton Global Bond Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Country as of June 29, 2012

Country	% of Portfolio Investments
Argentina	0.52%
Australia	10.31%
Brazil	5.05%
Hungary	3.31%
Iceland	0.32%
Indonesia	4.08%
Ireland	6.87%
Israel	1.63%
Lithuania	0.81%
Malaysia	12.34%
Mexico	6.98%
Peru	1.89%
Philippines	0.49%
Poland	12.52%
Russia	2.21%
Singapore	2.70%
South Korea	14.34%
Sweden	5.31%
Ukraine	2.91%
United States	4.43%
Venezuela	0.24%
Vietnam	0.74%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/01/2012)	(6/29/2012)	(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,056.90	$6.58

Hypothetical (5% return before expenses)	$1,000.00	$1,018.33	$6.46

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Foreign Government Obligations — 77.32%
$ 1,133,750	Argentina Boden Bonds(a)
	0.79%, 08/03/2012	$1,121,052
1,080,000	Australia Government Bond
	AUD, 6.50%, 05/15/2013	1,139,768
	Bank Negara Malaysia Monetary Notes
435,000	MYR, 2.95%, 05/02/2013	133,645
2,205,000	MYR, 2.96%, 05/23/2013	676,281
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015	3,270,819
424	BRL, 6.00%, 08/15/2016	499,241
400	BRL, 6.00%, 08/15/2018	477,461
100,000	BRL, 6.00%, 05/15/2045	1,313,479
	Brazil Notas do Tesouro Nacional Serie F
920,000	BRL, 10.00%, 01/01/2014	4,701,729
140,000	BRL, 10.00%, 01/01/2017	714,674
6,700,000	European Investment Bank
	NOK, 5.38%, 07/16/2012	1,127,230
	Financing of Infrastrucural Projects State Enterprise(b)
100,000	8.38%, 11/03/2017	83,500
200,000	7.40%, 04/20/2018	158,000
	Hungary Government Bond
27,100,000	HUF, 6.75%, 02/12/2013	119,412
22,100,000	HUF, 7.50%, 10/24/2013	97,918
53,900,000	HUF, 5.50%, 02/12/2014	231,936
153,200,000	HUF, 6.75%, 08/22/2014	668,444
24,500,000	HUF, 8.00%, 02/12/2015	109,795
39,000,000	HUF, 5.50%, 02/12/2016	161,910
34,500,000	HUF, 6.75%, 02/24/2017	146,956
125,100,000	HUF, 6.75%, 11/24/2017	530,216
34,200,000	HUF, 6.50%, 06/24/2019	141,453
2,500,000	HUF, 7.50%, 11/12/2020	10,843
22,200,000	HUF, 7.00%, 06/24/2022	93,088
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	44,611
910,000	EUR, 5.75%, 06/11/2018	1,060,976
1,195,000	6.25%, 01/29/2020	1,164,516
1,100,000	EUR, 3.88%, 02/24/2020	1,129,651
1,310,000	6.38%, 03/29/2021	1,275,940
710,000	Iceland Government International Bond(b)
	5.88%, 05/11/2022	688,545
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	2,991,599
10,000,000,000	IDR, 11.50%, 09/15/2019	1,401,361
25,300,000,000	IDR, 11.00%, 11/15/2020	3,551,468
3,510,000,000	IDR, 12.90%, 06/15/2022	551,704
2,400,000,000	IDR, 12.00%, 09/15/2026	377,378
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024	3,536,706
	Ireland Government Bond
684,000	EUR, 4.60%, 04/18/2016	840,068
717,000	EUR, 4.50%, 10/18/2018	830,421
1,769,000	EUR, 4.40%, 06/18/2019	2,007,992
3,445,000	EUR, 5.90%, 10/18/2019	4,235,022

Principal Amount		Value

Foreign Government Obligations — (continued)
$1,534,000	EUR, 4.50%, 04/18/2020	$1,726,730
2,477,000	EUR, 5.00%, 10/18/2020	2,854,023
2,106,000	EUR, 5.40%, 03/13/2025	2,424,989
	Israel Government Bond - Fixed
3,872,000	ILS, 5.00%, 03/31/2013	1,022,499
9,442,000	ILS, 3.50%, 09/30/2013	2,515,613
	Korea Monetary Stabilization Bond
110,180,000	KRW, 0.07%, 12/18/2012	96,164
44,080,000	KRW, 3.83%, 04/02/2013	38,638
441,000,000	KRW, 3.38%, 05/09/2013	385,306
140,520,000	KRW, 3.76%, 06/02/2013	123,195
302,220,000	KRW, 3.28%, 06/09/2013	263,822
5,232,220,000	KRW, 3.90%, 08/02/2013	4,591,364
421,310,000	KRW, 3.59%, 10/02/2013	369,106
211,550,000	KRW, 3.48%, 12/02/2013	185,145
290,870,000	KRW, 3.47%, 02/02/2014	254,601
427,490,000	KRW, 3.59%, 04/02/2014	375,052
506,810,000	KRW, 3.28%, 06/02/2014	442,321
	Korea Treasury Bond
159,000,000	KRW, 5.25%, 09/10/2012	139,311
1,554,000,000	KRW, 4.25%, 12/10/2012	1,362,316
673,720,000	KRW, 5.25%, 03/10/2013	595,906
12,188,630,000	KRW, 3.75%, 06/10/2013	10,685,571
12,932,270,000	KRW, 3.00%, 12/10/2013	11,246,141
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	955,606
730,000	6.13%, 03/09/2021(b)	803,000
	Malaysia Government Bond
3,605,000	MYR, 2.51%, 08/27/2012	1,134,385
10,748,000	MYR, 3.70%, 02/25/2013	3,400,142
2,915,000	MYR, 3.70%, 05/15/2013	923,603
1,485,000	MYR, 3.21%, 05/31/2013	468,615
1,985,000	MYR, 3.46%, 07/31/2013	628,285
20,000	MYR, 8.00%, 10/30/2013	6,706
4,160,000	MYR, 5.09%, 04/30/2014	1,358,598
	Malaysia Treasury Bill
40,000	MYR, 2.95%, 01/25/2013	12,386
100,000	MYR, 2.97%, 03/22/2013	30,821
30,000	MYR, 2.96%, 05/03/2013	9,216
100,000	MYR, 2.96%, 05/31/2013	30,650
	Mexican Bonos
7,410,000	MXP, 9.00%, 12/20/2012	566,824
52,407,000	MXP, 9.00%, 06/20/2013	4,089,013
52,430,000	MXP, 8.00%, 12/19/2013	4,117,365
39,100,000	MXP, 9.50%, 12/18/2014	3,255,119
19,400,000	MXP, 8.00%, 12/17/2015	1,601,909
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014	154,175
1,045,000	MXP, 5.00%, 06/16/2016	432,195
1,048,000	MXP, 3.50%, 12/14/2017	422,026
721,000	MXP, 4.00%, 06/13/2019	301,596
567,000	MXP, 2.50%, 12/10/2020	217,032
	New South Wales Treasury Corp
310,000	AUD, 5.25%, 05/01/2013	323,015
7,140,000	AUD, 5.50%, 08/01/2013	7,491,870
1,450,000	AUD, 5.50%, 03/01/2017	1,632,040
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	4,101,352

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
	Philippine Government Bond
$ 3,780,000	PHP, 5.25%, 01/07/2013	$91,051
14,640,000	PHP, 8.75%, 03/03/2013	362,019
3,360,000	PHP, 6.25%, 01/27/2014	83,892
3,200,000	PHP, 7.00%, 01/27/2016	83,318
1,710,000	PHP, 9.13%, 09/04/2016	47,749
	Poland Government Bond
1,615,000	PLN, 3.89%, 07/25/2012	483,388
5,836,000	PLN, 4.50%, 10/25/2012	1,726,635
8,341,000	PLN, 4.60%, 01/25/2013	2,439,223
7,745,000	PLN, 5.25%, 04/25/2013	2,333,740
4,500,000	PLN, 4.64%, 07/25/2013	1,286,795
7,805,000	PLN, 5.00%, 10/24/2013	2,352,054
35,945,000	PLN, 4.65%, 01/25/2014	10,053,142
9,115,000	PLN, 5.75%, 04/25/2014	2,789,231
1,000,000	PLN, 5.50%, 04/25/2015	307,145
1,110,000	PLN, 6.25%, 10/24/2015	349,560
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	3,062,384
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013	2,054,708
2,465,000	AUD, 6.00%, 08/21/2013	2,601,364
3,992,800	Russian Foreign Bond - Eurobond(c)
	3.91%, 03/31/2030	4,793,716
	Singapore Government Bond
1,070,000	SGD, 1.63%, 04/01/2013	853,322
6,360,000	SGD, 0.25%, 02/01/2014	5,023,102
	Sweden Government Bond
44,750,000	SEK, 5.50%, 10/08/2012	6,539,014
34,460,000	SEK, 1.50%, 08/30/2013	4,994,557
	Ukraine Government International Bond(b)
100,000	7.65%, 06/11/2013	98,250
100,000	EUR, 4.95%, 10/13/2015	107,251
860,000	6.25%, 06/17/2016	769,700
855,000	6.58%, 11/21/2016	765,225
1,480,000	7.75%, 09/23/2020	1,340,880
3,280,000	7.95%, 02/23/2021	2,991,360
510,000	Venezuela Government International Bond
	10.75%, 09/19/2013	525,300
1,505,000	Vietnam Government International Bond(b)
	6.75%, 01/29/2020	1,606,587
	Western Australia Treasury Corp
3,170,000	AUD, 5.50%, 07/17/2012	3,247,608
2,949,000	AUD, 8.00%, 06/15/2013	3,157,082

		192,902,517

Municipal Bonds and Notes — 0.57%
140,000	County of Bexar, Texas
	5.25%, 08/15/2047	155,893
	State of California
130,000	6.65%, 03/01/2022	158,860
80,000	7.55%, 04/01/2039	102,874

Principal Amount		Value

Municipal Bonds and Notes — (continued)
$ 790,000	7.63%, 03/01/2040	$1,021,343

		1,438,970

TOTAL BONDS AND NOTES — 77.89% (Cost $183,623,212)		$194,341,487

SHORT TERM INVESTMENTS
3,525,000	Federal Home Loan Bank
	0.01%, 07/02/2012	3,525,000
725,000	Australia Treasury Bill
	AUD, 3.48%, 08/10/2012	739,077
	Bank Negara Malaysia Monetary Notes
40,000	MYR, 2.50%, 07/26/2012	12,573
2,630,000	MYR, 2.85%, 09/27/2012	822,446
2,750,000	MYR, 2.90%, 10/18/2012	858,448
1,030,000	MYR, 2.53%, 08/02/2012	323,596
2,182,000	MYR, 2.95%, 01/10/2013	676,476
2,310,000	MYR, 2.67%, 08/14/2012	725,001
4,230,000	MYR, 2.95%, 01/17/2013	1,310,643
370,000	MYR, 2.81%, 08/09/2012	116,150
170,000	MYR, 2.91%, 10/25/2012	53,036
110,000	MYR, 2.89%, 11/01/2012	34,300
7,571,000	MYR, 2.95%, 12/20/2012	2,351,125
7,280,000	MYR, 2.94%, 02/19/2013	2,249,767
3,350,000	MYR, 2.82%, 09/20/2012	1,048,221
9,910,000	MYR, 2.95%, 02/26/2013	3,060,790
20,000	MYR, 2.74%, 08/23/2012	6,272
180,000	MYR, 2.60%, 08/07/2012	56,527
90,000	MYR, 28.32%, 08/07/2012	27,510
10,000	MYR, 2.84%, 09/25/2012	3,128
7,970,000	MYR, 2.92%, 11/22/2012	2,480,835
70,000	MYR, 2.88%, 10/09/2012	21,868
1,780,000	MYR, 2.95%, 01/15/2013	551,616
50,000	MYR, 2.89%, 10/16/2012	15,611
70,000	MYR, 2.90%, 10/23/2012	21,842
120,000	MYR, 2.94%, 12/04/2012	37,315
600,000	MYR, 2.94%, 12/11/2012	186,466
50,000	MYR, 2.87%, 12/27/2012	15,525
760,000	MYR, 2.95%, 06/11/2013	232,752
1,070,000	MYR, 2.95%, 06/18/2013	327,504
995,000	MYR, 2.96%, 06/20/2013	304,498
45,000	MYR, 5.21%, 01/22/2013	13,763
44,900,000	Hungary Treasury Bills
	HUF, 6.59%, 08/22/2012	196,912
140,000	Malaysia Treasury Bill
	MYR, 2.52%, 07/27/2012	44,002
	Philippine Treasury Bill
310,000	PHP, 2.44%, 07/11/2012	7,351
8,420,000	PHP, 2.37%, 03/06/2013	196,635
8,350,000	PHP, 1.99%, 09/05/2012	197,440

TOTAL SHORT TERM INVESTMENTS — 9.16% (Cost $23,477,847)		$22,852,021

See notes to financial statements

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

TOTAL INVESTMENTS — 87.05% (Cost $207,101,059)	$217,193,508
OTHER ASSETS & LIABILITIES, NET — 12.95%	$32,297,552

TOTAL NET ASSETS — 100.00%	$249,491,060

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.
(b)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $9,353,013 and $9,412,298, respectively, representing 3.77% of net assets.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2012. Maturity date disclosed represents final maturity date.

At June 29, 2012, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)
AUD	BB	304,000	JPY	24,675,680	August 2012	$ (5,896)
AUD	CIT	304,000	JPY	24,688,904	August 2012	(5,889)
AUD	DB	304,000	JPY	24,712,160	August 2012	(5,878)
CLP	BB	309,000,000	USD	620,652	March 2013	(21,375)
CLP	BB	118,300,000	USD	238,652	February 2013	(8,901)
CLP	CIT	205,770,000	USD	413,110	February 2013	(13,899)
CLP	CIT	137,620,000	USD	260,521	May 2013	4,270
CLP	DB	1,002,960,000	USD	1,994,514	March 2013	(51,212)
CLP	DB	808,940,000	USD	1,615,632	February 2013	(45,708)
CLP	DB	940,970,000	USD	1,850,951	January 2013	(20,774)
CLP	DB	119,850,000	USD	235,879	April 2013	(4,107)
CLP	DB	196,499,000	USD	372,192	June 2013	5,786
CLP	JPM	356,400,000	USD	715,431	February 2013	(23,853)
CLP	JPM	109,000,000	USD	218,437	March 2013	(7,409)
CLP	JPM	60,820,000	USD	119,901	January 2013	(1,639)
CLP	MS	916,570,000	USD	1,838,528	February 2013	(58,868)
CLP	MS	47,000,000	USD	91,887	March 2013	(814)
CLP	MS	594,930,000	USD	1,142,813	May 2013	2,958
CLP	MS	233,400,000	USD	443,305	January 2013	11,162
HUF	DB	126,900,000	USD	578,728	September 2012	(23,899)
INR	DB	51,864,000	USD	1,006,900	October 2012	(93,165)
INR	DB	52,965,000	USD	964,878	April 2013	(54,412)
INR	DB	13,601,000	USD	291,905	July 2012	(47,993)
INR	DB	58,455,000	USD	1,026,147	September 2012	13,015
INR	HSB	64,100,000	USD	1,246,523	February 2013	(134,885)
INR	HSB	42,468,000	USD	824,622	October 2012	(76,404)
INR	HSB	37,823,000	USD	660,768	September 2012	11,876
INR	JPM	22,077,000	USD	475,577	July 2012	(79,533)
INR	JPM	58,459,000	USD	1,063,632	April 2013	(59,237)
INR	JPM	10,300,000	USD	198,731	February 2013	(20,086)
INR	JPM	8,994,000	USD	158,015	September 2012	1,508
KRW	JPM	9,272,549,000	USD	8,148,826	February 2013	(103,038)
MXP	HSB	25,646,790	USD	1,912,270	March 2013	(32,547)
MYR	DB	120,000	USD	39,433	July 2012	(1,492)
MYR	DB	2,083,735	USD	655,759	October 2012	1,233
MYR	HSB	1,300,000	USD	432,670	August 2012	(21,459)
MYR	HSB	692,000	USD	224,632	February 2013	(7,619)
MYR	HSB	2,850,000	USD	889,402	November 2012	7,571
MYR	JPM	2,220,463	USD	712,720	April 2013	(17,921)
MYR	JPM	70,000	USD	23,219	July 2012	(1,071)
MYR	JPM	1,886,213	USD	584,220	December 2012	8,710
MYR	JPM	4,135,000	USD	1,276,905	June 2013	13,862

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

NOK	BB	5,165,000	EUR	649,090	August 2012	$ 28,988
NOK	BB	30,878,000	EUR	3,942,515	October 2012	84,643
NOK	UBS	4,837,700	EUR	613,843	November 2012	15,926
NOK	UBS	10,330,000	EUR	1,297,167	August 2012	64,923
PHP	DB	6,900,000	USD	159,574	November 2012	3,859
PHP	DB	19,856,000	USD	459,011	January 2013	10,140
PHP	DB	35,700,000	USD	829,577	February 2013	13,778
PHP	DB	13,202,000	USD	296,708	September 2012	16,507
PHP	DB	84,435,000	USD	1,937,949	October 2012	64,191
PHP	HSB	12,322,000	USD	284,218	January 2013	6,936
PHP	HSB	10,000,000	USD	228,760	September 2012	8,453
PHP	HSB	42,300,000	USD	983,190	February 2013	16,048
PHP	HSB	77,670,000	USD	1,773,513	October 2012	68,269
PHP	JPM	13,900,000	USD	323,557	February 2013	4,776
PHP	JPM	13,398,000	USD	306,254	January 2013	10,388
PHP	JPM	48,801,000	USD	1,123,412	October 2012	33,544
PHP	MS	2,260,000	USD	52,315	October 2012	1,243
PLN	DB	12,790,000	EUR	3,027,577	August 2012	(63,609)
PLN	MS	1,341,000	EUR	297,934	May 2013	(1,686)
SEK	BB	617,000	EUR	68,540	June 2013	106
SEK	DB	10,665,890	EUR	1,169,012	June 2013	21,582
SEK	DB	14,090,000	EUR	1,509,697	October 2012	99,177
SEK	DB	50,522,868	EUR	5,496,455	December 2012	178,072
SEK	MS	556,700	EUR	62,424	December 2012	209
SEK	MS	1,917,400	EUR	210,310	June 2013	2,337
SEK	MS	16,368,194	EUR	1,754,171	July 2012	116,608
SEK	UBS	9,747,000	EUR	1,088,515	June 2013	(16,340)
SEK	UBS	13,000,000	EUR	1,410,055	August 2012	67,859
SEK	UBS	13,522,280	EUR	1,455,057	July 2012	90,842
SGD	BB	163,781	USD	132,007	February 2013	(2,532)
SGD	BB	465,000	USD	369,341	August 2012	(2,312)
SGD	CS	1,607,270	USD	1,341,740	August 2012	(73,124)
SGD	DB	3,377,550	USD	2,751,045	August 2012	(85,115)
SGD	DB	2,745,500	USD	2,202,188	February 2013	(31,774)
SGD	DB	1,583,700	USD	1,256,907	March 2013	(4,498)
SGD	HSB	1,593,300	USD	1,283,502	February 2013	(23,958)
SGD	HSB	1,528,000	USD	1,212,996	March 2013	(4,638)
SGD	HSB	698,000	USD	552,324	August 2012	(1,387)
SGD	JPM	2,636,600	USD	2,201,754	July 2012	(120,704)
SGD	JPM	1,092,000	USD	862,219	September 2012	(207)
SGD	MS	2,113,440	USD	1,761,391	August 2012	(93,266)
USD	BB	784,508	EUR	628,321	June 2013	(14,071)
USD	BB	215,448	JPY	17,921,410	March 2013	(9,777)
USD	BB	152,190	JPY	12,300,000	April 2013	(2,473)
USD	BB	1,412,871	EUR	1,105,041	May 2013	8,717
USD	BB	339,041	EUR	255,924	April 2013	13,984
USD	BB	231,182	EUR	165,000	July 2012	22,356
USD	BB	625,728	EUR	472,920	March 2013	25,426
USD	BB	490,199	EUR	364,000	December 2012	28,721
USD	BB	678,904	EUR	489,881	October 2012	58,237
USD	BB	1,977,132	JPY	151,970,000	January 2013	69,597
USD	BB	892,003	EUR	647,679	September 2012	71,815
USD	BB	2,148,413	EUR	1,619,000	February 2013	94,094
USD	BB	2,824,775	JPY	215,294,000	August 2012	129,117
USD	BB	3,496,318	JPY	267,285,000	November 2012	145,316
USD	BB	2,086,345	EUR	1,455,583	August 2012	243,648
USD	BB	4,873,730	EUR	3,570,367	November 2012	348,821
USD	CIT	324,248	JPY	26,945,000	March 2013	(14,340)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	CIT	152,141	JPY	12,300,000	April 2013	$ (2,522)
USD	CIT	344,983	JPY	27,274,000	June 2013	1,676
USD	CIT	2,055,731	JPY	163,191,000	May 2013	2,946
USD	CIT	186,525	JPY	14,230,000	January 2013	7,951
USD	CIT	490,014	JPY	37,956,958	November 2012	14,223
USD	CIT	196,719	EUR	140,049	August 2012	19,443
USD	CIT	235,303	EUR	169,019	October 2012	21,157
USD	CIT	739,465	EUR	565,207	May 2013	21,377
USD	CIT	890,694	EUR	681,000	February 2013	26,622
USD	CIT	953,555	JPY	72,432,000	August 2012	46,701
USD	CIT	2,725,116	EUR	2,104,547	January 2013	55,272
USD	CIT	2,353,527	EUR	1,789,412	March 2013	82,153
USD	CS	405,600	EUR	300,000	September 2012	25,645
USD	CS	353,305	EUR	246,000	August 2012	41,875
USD	CS	944,947	JPY	71,901,000	August 2012	44,741
USD	DB	5,903,111	EUR	4,725,700	June 2013	(103,052)
USD	DB	145,123	JPY	11,207,270	February 2013	4,382
USD	DB	919,722	JPY	72,750,000	May 2013	4,567
USD	DB	1,305,696	EUR	1,005,000	May 2013	28,826
USD	DB	915,928	JPY	69,943,000	November 2012	39,070
USD	DB	2,046,614	JPY	156,893,441	January 2013	77,442
USD	DB	827,817	EUR	591,000	July 2012	79,842
USD	DB	1,027,260	EUR	744,669	November 2012	83,631
USD	DB	2,518,208	EUR	1,912,771	December 2012	93,055
USD	DB	2,099,195	JPY	159,757,000	August 2012	99,026
USD	DB	2,919,269	EUR	2,217,133	March 2013	104,910
USD	DB	2,842,135	EUR	2,151,263	April 2013	110,058
USD	DB	3,571,683	EUR	2,702,000	February 2013	143,122
USD	DB	2,713,477	EUR	2,024,700	September 2012	149,369
USD	DB	5,714,769	EUR	4,383,018	January 2013	154,422
USD	DB	3,003,192	EUR	2,119,845	August 2012	319,783
USD	DB	4,392,064	EUR	3,212,989	October 2012	321,872
USD	HSB	582,810	JPY	46,600,000	March 2013	(2,553)
USD	HSB	222,531	EUR	169,000	March 2013	8,014
USD	HSB	174,639	EUR	130,000	September 2012	9,992
USD	HSB	239,107	JPY	18,251,000	November 2012	10,286
USD	HSB	331,371	EUR	246,482	December 2012	18,902
USD	HSB	1,206,759	JPY	93,958,000	February 2013	26,767
USD	HSB	1,060,136	EUR	810,000	February 2013	32,386
USD	HSB	1,881,676	JPY	144,999,132	January 2013	61,577
USD	HSB	2,010,160	EUR	1,522,934	April 2013	76,076
USD	HSB	3,179,934	JPY	242,351,000	August 2012	145,684
USD	HSB	1,944,574	EUR	1,416,000	October 2012	150,726
USD	JPM	583,229	JPY	46,600,000	March 2013	(2,134)
USD	JPM	184,901	JPY	14,034,000	September 2012	9,109
USD	JPM	981,405	JPY	77,230,000	February 2013	11,413
USD	JPM	457,117	JPY	34,926,000	November 2012	19,236
USD	JPM	724,570	EUR	549,000	February 2013	27,875
USD	JPM	1,317,791	EUR	1,003,563	April 2013	43,302
USD	JPM	663,470	EUR	461,435	August 2012	79,245
USD	JPM	2,478,430	JPY	189,015,000	August 2012	111,876
USD	MS	458,967	JPY	38,040,000	March 2013	(19,039)
USD	MS	135,858	EUR	100,000	September 2012	9,206
USD	MS	374,340	JPY	28,500,000	August 2012	17,523
USD	MS	176,487	EUR	123,000	August 2012	20,771
USD	MS	630,223	EUR	479,000	March 2013	22,213
USD	MS	1,209,372	JPY	92,549,000	February 2013	47,212
USD	UBS	648,804	JPY	52,000,000	March 2013	(4,429)

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	UBS	687,667	JPY	54,379,000	May 2013	$ 3,609
USD	UBS	550,649	EUR	420,000	April 2013	17,274
USD	UBS	328,991	EUR	240,017	September 2012	25,042
USD	UBS	856,824	JPY	65,703,500	November 2012	33,114
USD	UBS	1,553,250	JPY	119,640,000	January 2013	51,489
USD	UBS	1,732,914	JPY	131,995,000	August 2012	80,325
USD	UBS	1,508,669	EUR	1,048,692	August 2012	180,945
USD	UBS	9,701,665	EUR	7,382,000	February 2013	335,548

					Net Appreciation	$ 4,532,577

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse Group AG
DB	Deutsche Bank
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	USB AG

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Summary of Investments by Country as of June 29, 2012.

Country		Value	Percentage of Portfolio Investments

Argentina		$1,121,052	0.52%
Australia		22,386,532	10.31
Brazil		10,977,403	5.05
Hungary		7,184,577	3.31
Iceland		688,545	0.32
Indonesia		8,873,510	4.08
Ireland		14,919,245	6.87
Israel		3,538,112	1.63
Lithuania		1,758,606	0.81
Malaysia		26,802,939	12.34
Mexico		15,157,254	6.98
Peru		4,101,352	1.89
Philippines		1,069,455	0.49
Poland		27,183,297	12.52
Russia		4,793,716	2.21
Singapore		5,876,424	2.70
South Korea		31,153,959	14.34
Sweden		11,533,571	5.31
Ukraine		6,314,166	2.91
United States		9,627,906	4.43
Venezuela		525,300	0.24
Vietnam		1,606,587	0.74
	Total	$217,193,508	100.00%

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Templeton Global Bond Portfolio

ASSETS:
Investments in securities, market value(a)	$217,193,508
Cash	18,963,519
Cash denominated in foreign currencies(b)	6,436,231
Interest receivable	2,817,304
Subscriptions receivable	222,454
Unrealized appreciation on forward foreign currency contracts	6,283,100

Total Assets	251,916,116

LIABILITIES:
Payable to investment adviser	250,392
Redemptions payable	341,792
Payable for investments purchased	82,349
Unrealized depreciation on forward foreign currency contracts	1,750,523

Total Liabilities	2,425,056

NET ASSETS	$249,491,060

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,637,772
Paid-in capital in excess of par	226,492,426
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translations	14,454,391
Undistributed net investment income	2,670,501
Accumulated net realized gain on investments, forward foreign currency contracts and foreign currency transactions	3,235,970

TOTAL NET ASSETS	$249,491,060

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	26,377,722

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.46

(a) Cost of investments	$207,101,059
(b) Cost of cash denominated in foreign currencies	$6,606,866

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Templeton Global Bond Portfolio

INVESTMENT INCOME:
Interest	$5,235,896
Foreign withholding tax	(438,769)

Total Income	4,797,127

EXPENSES:
Management fees	1,546,154

Total Expenses	1,546,154

NET INVESTMENT INCOME	3,250,973

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	774,304
Net realized gain on forward foreign currency contracts	1,375,837
Change in net unrealized appreciation on investments and foreign currency translations	2,267,433
Change in net unrealized appreciation on forward foreign currency contracts	4,830,496

Net Realized and Unrealized Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency	9,248,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,499,043

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Templeton Global Bond Portfolio

OPERATIONS:
Net investment income	$3,250,973	$5,677,900
Net realized gain on investments and foreign currency transactions	774,304	6,010,423
Net realized gain on forward foreign currency contracts	1,375,837	294,881
Change in net unrealized appreciation (depreciation) on investments and foreign currency translations	2,267,433	(12,529,226)
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	4,830,496	(2,559,858)

Net Increase (Decrease) in Net Assets Resulting from Operations	12,499,043	(3,105,880)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,416,603)	(11,605,259)
From net realized gains	–	(743,925)

Total Distributions	(2,416,603)	(12,349,184)

CAPITAL SHARE TRANSACTIONS:
Shares sold	40,044,351	77,342,180
Shares issued in reinvestment of distributions	2,416,603	12,349,184
Shares redeemed	(22,054,254)	(74,265,616)

Net Increase in Net Assets Resulting from Capital Share Transactions	20,406,700	15,425,748

Total Increase (Decrease) in Net Assets	30,489,140	(29,316)

NET ASSETS:
Beginning of period	219,001,920	219,031,236

End of period (a)	$249,491,060	$219,001,920

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	4,220,170	7,960,089
Shares issued in reinvestment of distributions	260,691	1,308,817
Shares redeemed	(2,332,590)	(7,532,014)

Net Increase	2,148,271	1,736,892

(a) Including undistributed net investment income:	$2,670,501	$1,836,131

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

				Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Templeton Global Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.04		$9.74	$9.02	$8.02	$10.47	$10.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19		0.47	0.29	1.59	1.22	1.24
Net realized and unrealized gain (loss)	0.32		(0.62)	0.69	(0.42)	(0.82)	0.19

Total Income (Loss) From Investment Operations	0.51		(0.15)	0.98	1.17	0.40	1.43

LESS DISTRIBUTIONS:
From return of capital	–		–	–	(0.17)	–	–
From net investment income	(0.09)		(0.52)	(0.23)	–	(2.59)	(1.24)
From net realized gains	–		(0.03)	(0.03)	–	(0.26)	(0.38)

Total Distributions	(0.09)		(0.55)	(0.26)	(0.17)	(2.85)	(1.62)

NET ASSET VALUE, END OF PERIOD	$9.46		$9.04	$9.74	$9.02	$8.02	$10.47

TOTAL RETURN(a)	5.69%	(b)	(1.63%)	10.92%	14.71%	4.45%	13.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$249,491		$219,002	$219,031	$147,080	$106,630	$134,590
Ratio of expenses to average net assets	1.30%	(c)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	2.73%	(c)	2.69%	2.86%	4.02%	2.77%	1.98%
Portfolio turnover rate	26%	(b)	36%	22%	39%	62%	34%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Templeton Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments	Amortized cost.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $69,278,305 and $46,961,286, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $924,357, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $207,101,059. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $15,994,251 and gross depreciation of securities in which there was an excess of tax cost over value of $5,901,802 resulting in net appreciation of $10,092,449.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$6,283,100	Unrealized depreciation on forward foreign currency contracts	$1,750,523

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value
forward foreign currency contracts	Net realized gain on forward foreign currency contracts	$1,375,837	Change in net unrealized appreciation on forward foreign currency contracts	$4,830,496

The notional value of open forward foreign currency contracts held at June 29, 2012 is representative of forward foreign currency contracts activity during the period ended June 29, 2012.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Franklin Advisers, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that, although the Portfolio underperformed its peer group for the one-year annualized period, it outperformed its peer group for the three-, five- and ten-year annualized periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end in comparison to the management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was higher than the annual expense ratios of similar funds and that the Portfolio’s expense ratio was above the median expense ratio for the applicable Morningstar fund category. The Board considered that the size of the Portfolio may contribute to its high expenses as the Portfolio is not benefiting from economies of scale.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. . Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)        A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012